INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Expense
INCOME TAX EXPENSE

22 INCOME TAX EXPENSE

	2022	2023	2024
	S$	S$	S$

Current tax liability	1,640	653	-

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2022	2023	2024
	S$	S$	S$

Loss before income tax	(3,129,812)	(4,132,517)	(2,521,861)

Tax calculated at tax rate of 17%	(532,068)	(702,528)	(428,716)
Effects of:
- different tax rates in other countries	(41,874)	(7,207)	(60,181)
- deferred tax assets not recognized	327,624	462,910	494,975
- expenses not deductible for tax purposes	268,077	247,290	36,625
- income not subject to tax	(20,119)	(465)	(42,703)
- Under provision of prior year tax	-	653	-
Income tax expenses	1,640	653	-

Significant components of unrecognized deferred tax assets

The Group has significant components of unrecognized deferred tax assets contributed mainly from unutilized tax losses of approximately S$4,501,000, S$6,785,000 and S$8,829,000 and unabsorbed capital allowance of approximately of S$1,218,000, S$1,145,000 and S$1,404,000 at December 31, 2022, 2023 and 2024, which were available for offset against future profits, respectively. The unutilized tax losses and unabsorbed capital allowances have no expiry except for unutilized tax losses amounting to approximately S$4,500,000 (2022: S$2,139,000 and 2023: S$2,439,000) which can only be carried forward up to 10 years. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams.

	2022	2023	2024
	S$	S$	S$

Unutilized tax losses
At beginning of year	3,016,000	4,501,000	6,785,000
Addition	1,485,000	2,517,000	2,240,000
Over-provision in respect of prior years	-	(233,000)	(196,000)
At end of year	4,501,000	6,785,000	8,829,000

Unabsorbed capital allowance
At beginning of year	776,000	1,218,000	1,145,000
Addition	442,000	206,000	241,000
(Over)/under-provision in respect of prior years	-	(279,000)	18,000
At end of year	1,218,000	1,145,000	1,404,000

Total	5,719,000	7,930,000	10,233,000

Unrecorded approximate deferred tax benefits @ 17%	972,000	1,348,000	1,740,000

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024